Fair Value Measurements - Financial assets and financial liabilities measured at fair value on a recurring basis (Details) - Cik 0001821171_qell Acquisition Corp Member - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Assets
Investments held in Trust Account	$ 379,656,050	$ 379,656,050		$ 379,579,492
Liabilities:
Derivative warrant liabilities	31,536,000	31,536,000		61,495,200
Fair value transfers
Transfer from Level 1 to Level 2	0	0	$ 0
Transfer from Level 2 to Level 1	0	0	0
Transfer from Level 1 to Level 2	0	0	$ 0
Transfer from Level 2 to Level 1	0	0
Fair value of derivative warrant liabilities	(2,365,200)	(29,959,200)
Recurring
Liabilities:
Total fair value	411,192,050	411,192,050		441,074,692
Money Market mutual fund | Recurring
Assets
Investments held in Trust Account	379,656,050	379,656,050
U.S. Treasury Securities | Recurring
Assets
Investments held in Trust Account				379,579,492
Derivative warrant liabilities
Fair value transfers
Fair value of derivative warrant liabilities	2,400,000	30,000,000.0
Derivative warrant liabilities | Public Warrants | Recurring
Liabilities:
Derivative warrant liabilities	20,240,000	20,240,000		39,468,000
Derivative warrant liabilities | Private Warrants | Recurring
Liabilities:
Derivative warrant liabilities	11,296,000	11,296,000		22,027,200
Level 1 | Recurring
Liabilities:
Total fair value	399,896,050	399,896,050		419,047,492
Level 1 | Money Market mutual fund | Recurring
Assets
Investments held in Trust Account	379,656,050	379,656,050
Level 1 | U.S. Treasury Securities | Recurring
Assets
Investments held in Trust Account				379,579,492
Level 1 | Derivative warrant liabilities | Public Warrants | Recurring
Liabilities:
Derivative warrant liabilities	20,240,000	20,240,000		39,468,000
Level 2 | Recurring
Liabilities:
Total fair value	11,296,000	11,296,000
Level 2 | Derivative warrant liabilities | Private Warrants | Recurring
Liabilities:
Derivative warrant liabilities	$ 11,296,000	$ 11,296,000
Level 3 | Recurring
Liabilities:
Total fair value				22,027,200
Level 3 | Derivative warrant liabilities | Private Warrants | Recurring
Liabilities:
Derivative warrant liabilities				$ 22,027,200